Label	Element	Value
Alpha Architect Value Momentum Trend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001592900_SupplementTextBlock	Alpha Architect Value Momentum Trend ETF (VMOT) (the “Fund”) October 16, 2017 Supplement to the Summary Prospectus dated May 2, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect Value Momentum Trend ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Additionally, the following disclosure supplements the information in the section entitled “Principal Investment Strategies—The Index” in the Summary Prospectus: “The date of each subsequent reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.”

Please retain this Supplement with your Summary Prospectus for future reference.